Document and Entity Information	Jan. 27, 2025
Cover [Abstract]
Entity Registrant Name	HEIDRICK & STRUGGLES INTERNATIONAL INC
Amendment Flag	true
Entity Central Index Key	0001066605
Document Type	8-K/A
Document Period End Date	Jan. 27, 2025
Entity Incorporation State Country Code	DE
Entity File Number	0-25837
Entity Tax Identification Number	36-2681268
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, Address Line Two	Suite 4900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-6303
City Area Code	(312)
Local Phone Number	496-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	HSII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Heidrick & Struggles International, Inc. (the “Company”) is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission on January 30, 2025 (the “Original Filing”). The Original Filing reported the transition of Sarah Payne from the position of Chief Human Resources Officer to an advisory role. The sole purpose of this Form 8-K/A is to provide the information to supplement the disclosure contained in Item 5.02 of the Original Filing with the terms and conditions of the separation agreement that the Company entered into with Ms. Payne, which had not been finalized at the time of filing of the Original Report. Except as disclosed below, the disclosures in the Original Filing remain unchanged.